Consolidated Statements of Operations and Comprehenshive Income - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating revenue
Total operating revenue	$ 11,740,852	$ 7,194,187	$ 3,166,228
Cost of revenue	834,614	6,383	19,874
Gross profit	10,906,238	7,187,804	3,146,354
Operating expenses
Selling expenses	376,899	97,939	120,515
General and administrative expenses	5,931,350	2,139,428	885,950
Total operating expenses	6,308,249	2,237,367	1,006,465
Income from operations	4,597,989	4,950,437	2,139,889
Other income, net
Interest income, net	750
Other income (expenses), net	(4,924)	59,377	166
Total other income (expenses), net	(4,174)	59,377	166
Income before income tax	4,593,815	5,009,814	2,140,055
Income tax expense	2,134,082	1,407,449	692,405
Income before noncontrolling interest	2,459,733	3,602,365	1,447,650
Less: Income attributable to noncontrolling interest	311,497
Net income attributable to the Company	2,148,236	3,602,365	1,447,650
Other Comprehensive income
Foreign currency translation loss attributable to the Company	(223,726)	(585,619)	(19,063)
Foreign currency translation loss attributable to noncontrolling interest	(21,790)
Comprehensive income attributable to the Company	1,924,510	3,016,746	1,428,587
Comprehensive income attributable to noncontrolling interest	$ 289,707
Net income per share - basic	$ 0.04	$ 0.09	$ 0.04
Net income per share - diluted	$ 0.04	$ 0.09	$ 0.04
Weighted average number of common shares outstanding - basic	56,469,014	40,544,863	40,000,000
Weighted average number of common shares outstanding - diluted	56,469,014	40,544,863	40,000,000
Advertising Services [Member]
Operating revenue
Total operating revenue	$ 5,307,280	$ 7,174,050	$ 3,158,520
Cash Rebate and Payment Solution Services [Member]
Operating revenue
Total operating revenue	84,592	20,137	7,708
Software Licensing [Member]
Operating revenue
Total operating revenue	5,715,333
Production Income [Member]
Operating revenue
Total operating revenue	362,040
Promotional Campaign Services and Others [Member]
Operating revenue
Total operating revenue	$ 271,607